SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	May 16, 2022	Jan. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Proceeds from sale of stock					$ 1,127,000	$ 1,395,000
Private Placement [Member]
Subsequent Event [Line Items]
Proceeds from sale of stock			$ 60,500		$ 1,083,000
Number of shares sold during the period			60,500	398,057	1,154,173	1,405,141
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from sale of stock		$ 60,000
Subsequent Event [Member] | Sanovas Opthalmology [Member]
Subsequent Event [Line Items]
Discharge amount	$ 353,432
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares sold during the period	353,432
Subsequent Event [Member] | Private Placement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares sold during the period		60,000